Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets
Fair value of assets	$ 26,909	$ 117,528
Liabilities
Fair value of liabilities	2,492	1,602
Derivative Instruments [Member]
Liabilities
Fair value of liabilities	2,492	1,602
Money market funds [Member]
Assets
Fair value of assets	26,712	117,065
Derivative instruments [Member]
Assets
Fair value of assets	197	463
Level 1 [Member]
Assets
Fair value of assets	26,712	117,065
Liabilities
Fair value of liabilities
Level 1 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities
Level 1 [Member] | Money market funds [Member]
Assets
Fair value of assets	26,712	117,065
Level 1 [Member] | Derivative instruments [Member]
Assets
Fair value of assets
Level 2 [Member]
Assets
Fair value of assets	197	463
Liabilities
Fair value of liabilities	2,492	1,602
Level 2 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities	2,492	1,602
Level 2 [Member] | Money market funds [Member]
Assets
Fair value of assets
Level 2 [Member] | Derivative instruments [Member]
Assets
Fair value of assets	197	463
Level 3 [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Level 3 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities
Level 3 [Member] | Money market funds [Member]
Assets
Fair value of assets
Level 3 [Member] | Derivative instruments [Member]
Assets
Fair value of assets